Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 14,163,995	$ 460,918	$ 16,500,670
Investments in joint ventures	515,351	16,770	495,930
Investments accounted for using the equity method	$ 14,679,346	$ 477,688	$ 16,996,600	$ 12,806,673